File No. 333-82876

811-21035

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 22  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 22  [X]

(Check appropriate box or boxes.)

CitizensSelect Funds

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 11th day of March 2016.

CitizensSelect Funds

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	3/11/2016

Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	3/11/2016

James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	3/11/2016

Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	3/11/2016

Francine J. Bovich

/s/ J. Charles Cardona*	Board Member	3/11/2016

J. Charles Cardona

/s/ Gordon J. Davis*	Board Member	3/11/2016

Gordon J. Davis

/s/ Isabel P. Dunst*	Board Member	3/11/2016

Isabel P. Dunst

/s/ Robin A. Melvin*	Board Member	3/11/2016

Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	3/11/2016

Nathan Leventhal

/s/ Roslyn M. Watson*	Board Member	3/11/2016

Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	3/11/2016

Benaree Pratt Wiley

*BY:	/s/ Maureen E. Kane
Maureen E. Kane Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.